Impairment of Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Impairment of Mineral Stream Interests

	Years Ended December 31

(in thousands)	2019	2018

Cobalt Interests

Voisey’s Bay	$ 165,912	$-

Total impairment charges	$ 165,912	$-